Leases - Lessor: Amounts of Remaining Lease Receivables of Net Investment in Leases and Opearting Lease Contracts Due in Each of Next Five Years and Thereafter (Detail) ¥ in Millions	Mar. 31, 2022 JPY (¥)
Operating leases
2023	¥ 317,352
2024	197,240
2025	127,457
2026	74,731
2027	40,814
Thereafter	106,272
Total lease payments	863,866
Net investment in leases
2023	442,235
2024	287,329
2025	185,993
2026	107,983
2027	63,018
Thereafter	64,976
Total lease payments	1,151,534
Less imputed interest	(122,377)
Total lease receivables	¥ 1,029,157